Stock Options and Warrants (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Nov. 11, 2012 Employee Stock Option [Member]
Options at Beginning period (in shares)	8,910,000	3,220,735	3,220,735
Exercise of unvested options into restricted stock (in shares)			(3,220,735)
Forfeited during	(200,000)
Options granted (in shares)			8,910,000	3,220,735
Options at Ending period (in shares)	8,710,000	8,910,000	8,910,000	3,220,735
Excerisable (in shares)	2,587,000	533,334	533,334
Weighted Average Excerise Price,Beginning (in dollars per share)	$ 1.289	$ 0.001	$ 0.001
Weighted Average Excerise Price, Exercise of unvested options into restricted stock (in dollars per share)			$ 0.001
Weighted Average Excerise Price, Forfeited	$ 1.300
Weighted Average Excerise Price, Granted (in dollars per share)			$ 1.289	$ 0.001
Weighted Average Excerise Price, Ending(in dollars per share)	$ 1.289	$ 1.289	$ 1.289	$ 0.001
Excerisable (in dollars per share)	$ 1.227	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Life, Beginning (in years)	6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Exercise of unvested options into restricted stock (in years)			0 years
Weighted Average Remaining Contractual Life, Forfeited (in year)	0 years
Weighted Average Remaining Contractual Life, Granted (in years)	0 years		6 years 6 months 18 days	5 years
Weighted Average Remaining Contractual Life, Ending (in years)	6 years 18 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years
Weighted Average Remaining Contractual Life, Exercisable (in years)	5 years 10 months 2 days		4 years 4 months 6 days
Outstanding Options, Aggregate Intrinsic Value			$ 2,240,000
Exercisable Options, Aggregate Intrinsic Value			$ 288,000